Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	14 Months Ended	31 Months Ended	36 Months Ended	42 Months Ended	53 Months Ended	60 Months Ended	64 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000260041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RiverNorth Enhanced Pre-Merger SPAC ETF
C000260042
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RiverNorth Patriot ETF
C000260043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Opal Dividend Income ETF
C000260044
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Active Yield ETF
C000260045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Eagle Global Renewable Energy Income ETF
C000260046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Technology, AI & Deep Learning ETF
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.02%			2.55%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.16%				9.49%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.16%					13.76%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.16%	21.24%
MSCI World Net Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.26%		19.23%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.68%						16.03%	18.53%
RiverNorth Enhanced Pre-Merger SPAC ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		8.58%			6.57%
RiverNorth Patriot ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		14.64%				5.46%
The Opal Dividend Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		19.27%					11.50%
TrueShares Active Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.25%)	2.49%
TrueShares Eagle Global Renewable Energy Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		13.58%		1.68%
TrueShares Technology, AI & Deep Learning ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		13.07%						5.85%	11.51%